September 15, 1999

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CRABBE HUSON CONTRARIAN INCOME FUND                Prospectus September 15, 1999
==================================----------------------------------------------

Class Z Shares

Advised by Crabbe Huson Group, Inc.

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the Distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the Distributor provided that the clients meet certain criteria established by the Distributor and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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       Not FDIC                                  May Lose Value
       Insured                                  No Bank Guarantee
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TABLE OF CONTENTS

THE FUND                                                                       2
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Investment Goal ...........................................................    2

Primary Investment Strategies .............................................    2

Primary Investment Risks ..................................................    2

Performance History .......................................................    4

Your Expenses .............................................................    5

YOUR ACCOUNT                                                                   6
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How to Buy Shares .........................................................    6

How to Exchange Shares ....................................................    7

How to Sell Shares ........................................................    7

Other Information About Your Account ......................................    9

MANAGING THE FUND                                                             12
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Investment Advisor ........................................................   12

Portfolio Managers ........................................................   12

Year 2000 Compliance ......................................................   12


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                                    The Fund
================================================================================

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value, contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
================================================================================


INVESTMENT GOAL
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The Fund seeks the highest level of current income that is consistent with preservation of capital.


PRIMARY INVESTMENT STRATEGIES
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Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's Investor Service or Standard and Poor's Corporation, and (iii) cash and cash equivalents.

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (LFD)(see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are

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The Fund


more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and may result in greater volatility.

Because the Fund may invest in securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.


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                                                                               3

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The Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Lehman Government/Corporate Bond Index. Unlike the Fund, the index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. The Fund's return is also compared to the average return of the funds included in the Lipper Corporate Debt A-Rated Fund category (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.
================================================================================

PERFORMANCE HISTORY
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The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares which are offered in a separate prospectus. Class A share information is presented because the Fund's Class Z shares have been offered for less than 1 year. Class
Z performance would have been substantially similar to the performance of the Fund's Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

================================================================================
Calendar-Year Total Returns (Class A)
================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                                 1989
                                 1990       5.33%
                                 1991      16.22%
                                 1992       6.23%
                                 1993       6.26%
                                 1994      (3.80)%
                                 1995      16.98%
                                 1996       1.99%
                                 1997      11.58%
                                 1998       8.75%


The Fund's year-to-date total return   Best quarter: Fourth quarter 1991, +6.10%
through June 30, 1999 was -5.41%.      Worst quarter: First quarter 1996, -2.73%


================================================================================
Average Annual Totals Returns - for periods ended December 31, 1998
================================================================================

                                                             Life of the Fund
                                     1 Year       5 Years    (January 31,1989)

Class A (%)                           4.54         6.05            7.38
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Lehman Government/Corporate
 Bond Index (%)                       9.47         7.30             N/A
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Lipper Average (%)                    7.46         6.53             N/A


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The Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to LFD, the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    No expense reductions in effect
================================================================================


YOUR EXPENSES
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Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

================================================================================
Shareholder Fees (paid directly from your investment)
================================================================================

                                                                 Class Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            None
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Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
offering price)                                                    None
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Redemption fee(1) (%) (as a percentage of amount
redeemed, if applicable)                                           None


================================================================================
Annual Fund Operating Expenses (deducted directly from Fund assets)
================================================================================

                                                                  Class Z

Management fee(2) (%)                                              0.80
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Distribution and service (12b-1) fees (%)                          0.00
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Other expenses(2)(3)(%)                                            0.71
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Total annual fund operating expenses(2) (%)                        1.51
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================================================================================
Example Expenses (your actual costs may be higher or lower)
================================================================================

 Class                             1 Year     3 Years     5 Years     10 Years

 Class Z                            $154        $478        $826       $1,806
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(1)  There is a $7.50 charge for wiring sale proceeds to your bank.

(2) The Fund's advisor has voluntarily agreed, until further notice, to waive advisory fees and reimburse the Fund for certain expenses. As a result, the actual management fee would be 0.00%, other expenses would be 0.55 % and total annual operating expenses would be 0.55%.

(3)  Estimated based on Class A shares.


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                                                                               5

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================================================================================
Your Account
================================================================================

HOW TO BUY SHARES
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Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price which is also the net asset value (NAV). In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

================================================================================
Outlined below are the various options for buying shares:
================================================================================

Method              Instructions

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf.
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By check            For new accounts, send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Liberty
                    Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
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By check            For existing accounts, fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and
                    account number with a check made payable to the Fund to
                    Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722.
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By exchange         You or your financial advisor may acquire shares by
                    exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange by
                    telephone, call 1-800-422-3737.
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By wire             You may purchase shares by wiring money from your bank
                    account to your fund account. To wire funds to your fund
                    account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
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By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your fund account by calling
                    1-800-422-3737. Your money may take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                    section of the application.
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Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                    transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends distributed by one
diversification     fund into the same class of shares of the Fund at no
                    additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.


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Your Account


HOW TO EXCHANGE SHARES
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You may exchange your shares for shares of the same share class of another fund distributed by LFD at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
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Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15 days after your initial purchase to protect against checks that are returned.



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Your Account


================================================================================
Outlined below are the various options for selling shares:
================================================================================

Method              Instructions

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to
                    the close of the NYSE, usually 4:00 p.m. Eastern time.
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By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.
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By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your
                    call.
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By mail             You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account
                    (IRA) owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services,
                    Inc., P.O. Box 1722, Boston, MA 02105-1722.
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By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.
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By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

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Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.


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Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
================================================================================

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

================================================================================
Types of Distributions
================================================================================

Dividend/ordinary   Represents interest and dividends earned from securities
income              held by the Fund; also includes short-term capital gains,
                    which are gains on sales of securities the Fund buys and
                    then sells within a 12-month period.
--------------------------------------------------------------------------------
Capital gains       Represents capital gains on sales of securities held for
                    more than 12 months.

Distribution Options The Fund distributes dividends monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of following options for these distributions when you open your account.(4) To change your distribution option call 1-800-345-6611.

================================================================================
Distribution Options
================================================================================

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(5)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (5):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

(4) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(5) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


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Your Account


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local and foreign income tax.



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Managing the Fund
================================================================================

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $3 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Contrarian Income Fund amounted to 0.00% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Management of the Fund is handled on a day-to-day basis by a team consisting of Garth R. Nisbet and Paul C. Rocheleau. Mr. Nisbet joined Crabbe Huson in April 1995. Between February, 1993 and March, 1995, Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Mr. Rocheleau joined Crabbe Huson in December, 1992 and also manages other Crabbe Huson fixed-income mutual funds.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor, other service providers and the companies in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many mutual fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. In addition, Year 2000 readiness is one of the factors considered by the advisor in its assessment of companies in which the Fund invests to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.



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Notes
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


Notes


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================================================================================
FOR MORE INFORMATION
================================================================================

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Investment Company Act file number:

Liberty Funds Trust III: 811-881

o    Crabbe Huson Contrarian Income Fund

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          [GRAPHIC]   LIBERTY
                      COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR Liberty Funds Distributor, Inc. copyright 1999
                      One Financial Center Boston, MA 02111-2621, 1-800-426-3750 Visit us at www.libertyfunds.com